Land Use Rights, Net (Tables)	6 Months Ended
Mar. 31, 2024
Land Use Rights Net Abstract
Schedule of Land Use Rights	Land use rights as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31, 2024	September 30, 2023
Land use rights, cost	$4,874,939	$4,824,826
Less: accumulated amortization	(565,761)	(512,477)
Land use rights, net	$4,309,178	$4,312,349